Related Party Transaction - Balances and Transaction with Related Parties (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Related Party Transaction [Line Items]
Amounts due from related parties-non current	$ 930	$ 904
Amounts due from related parties-current	4,116	2,372
Amounts due to related parties-current	4	1,101
Metropolis Holding China Limited [Member] | Chairman and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Amounts due from related parties-non current	930	904
Amounts due from related parties-current	1,073	361
Amounts due to related parties-current		13
MaxEn [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties-current	3,043	2,011
Amounts due to related parties-current	4	1,088
Pre-operating Expenses [Member] | MaxEn [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties-current	1,119
Unpaid Consideration [Member] | MaxEn [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties-current	$ 1,924